Note 6 - Accounts and Grants Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	December 31, 201 8	December 31, 2017
Trade receivable	$913,458	$947,911
Government grants receivable (Note 17)	-	22,556
	$913,458	$970,467